LAWLER & ASSOCIATES

a professional law corporation

1530 - 9th Avenue, S.E.

Calgary, Alberta T2G 0T7

Telephone: 403-693-8014

Facsimile: 403-272-3620

W. SCOTT LAWLER, ESQ.

 Admitted in California

Thursday, December 08, 2005

Via Edgar and Overnight Courier

Mail Stop 3561

United States Securities and Exchange Commission

100 F Street, N.E.,

Washington, D.C. 20549

Attention:   Mr. John Reynolds, Assistant Director

RE:

Homassist Corporation

Registration Statement on Form SB-2/A.3

File Number: 333-124405

Dear Mr. Reynolds:

Please find enclosed herewith three (3) clean copies and three (3) redlined copies of Amendment No. 3 to Homassist Corporation’s registration statement on Form SB-2/A.

Below are the comments from your comment letter regarding Homassist Corporation’s Form SB-2 filing, each followed by Homassist Corporation’s responses thereto.

Prospectus Summary, page 4

Comment

1.

We reissue prior comment three in the letter dated August 29, 2005. We again refer to the statement that “we do not expect to have revenues until at least three months after this registration statement becomes effective.” Please explain the basis or remove.

Response

We have removed the statement referenced in this comment.

Distribution, page 17

Comment

2.

Here or in another appropriate section, please disclose the proposed charges for each service contemplated being offered by the company. For example, what will the company charge each participant for attending a community seminar, a classroom or private tutorial?

Response

The Company has added a new fifth paragraph under this heading in response to this comment.

Comment

3.

Also, here or in another appropriate section, please discuss the company’s plans to sell products such as those that will be used in the training to be conducted, such as health care products, walkers, canes, specialty cutlery, support belts, shower supports and rails, etc. We note the statement under “Marketing and Promotions”, “[I]t will include the printing of our information brochure and the cost of seminars to assist us in creating a market for our services and products.”

Response

The Company has deleted the references to “products” as it is only a service company.

Government Controls and Approvals, page 18

Comment

1.

In the penultimate paragraph, please provide the basis for the statement, “[A]s Homassist will not be giving any medical or diagnostic advise or evaluations, there are no licensing or certification requirements for the individuals providing training.”

Response

The statement referenced in this comment has been revised to state: “Homassist will not be providing any medical or diagnostic advice or evaluations.”

Reports to Security Holders, page 18

Comment

2.

Please update to provide the current address for the SEC which is: 100 F Street, N.E. Room 1580 Washington, D.C. 20459.

Response

We have revised the SEC’s current address as requested by this comment.

Item 17. Plan of Operation

Expenditures, page 21

Comment

3.

We note the statements in the penultimate paragraph, “[I]f fail to raise at least $15,000 of the $60,000 we are seeking from this offering, then we will have to find other methods to raise additional funds. At this time, there are no anticipated source of additional funds in place.” Please expand to address in some specificity what will happen in the event $15,000 is not raised in this offering. We note that any investors who have already bought into this offering will not be able to have their funds returned.

Response

The Company has added two additional paragraphs of disclosure after the paragraph under this heading referenced by this comment to address the issue noted.

Comment

4.

Please provide the basis for the statement in the final paragraph, “[W]e are confident we can meet our financial obligations and pursue our plan of operations if we can raise the maximum amount of funding as contemplated by this Offering and begin collecting revenue from operations within the first year of this prospectus becoming effective.”

Response

The statement referenced in this comment has been revised by changing the initial part of the statement to read as follows:

“Based on the collective experience of the directors, the review of the market and the budgets that have been developed by the directors, as contained within this submission, we anticipate that we can meet . . . “

Comment

5.

Please update the cash balance as of the most recent practicable date and discuss how long you can currently satisfy your cash requirement.

Response

The Company has updated the disclosure noted in this comment.

Comment

6.

Clarify what you mean by the statement that the directors of Homassist are committed to the project. Have they agreed to provide funding in the case this offering only raises nominal funding? Explain how they will continue with the development of the business and how they will obtain the necessary funding. We may have further comment.

Response

The Company has deleted the statement that the directors are “committed to the project.”

Comment

7.

Please disclose whether or not officers and directors have committed to buying any shares in this offering, and if so, please disclose the amount they have committed to. Is there any definitive agreement?

Response

The Company has added a statement at the very end of this section that the officers and directors will not be purchasing shares in this offering.

Certain Relationships and Related Transaction, page 21

Comment

1.

Regarding the language added on page 21 with respect to our prior comment 22 in the letter dated August 29, 2005, please name the promoters as required by Item 404(a) of Regulation S-B. These individuals should be clearly listed as promoters, rather than” may be deemed to be promoters.”

Response

We have revised the third paragraph under this heading to make it clear that the officers and directors of Homassist will be deemed to be promoters and to name them.

Part II

Item 26. Recent Sales of Unregistered Securities. Page 25

Comment

2.

Please discuss the sophistication of investors and state whether they had access to information. See Rule 504(b)(iii) of Regulation D in the regard.

Response

We do not see a “Rule 504(b)(iii)” under Regulation D. Rule 501(b)(1)(iii) provides an exemption from application of the provions of Rule 502 (c) and (d). However, Homassist has not taken the position that the provisions of Rule 502(c) and (d) do not apply.

Moreover, Rule 502(b)(1) provides that no information is required when the issuer sells securities under Rule 504, as Homassist has done.

We are therefore confused by the meaning of this comment.

Interim Financial Statements @7/31/2005

Balance Sheet, page F-2

Comment

3.

Revise to correct the amounts for cash, accumulated deficit and related totals at July 31, 2005.

Response

The amounts referenced in this comment have been corrected. The error occurred in the converting of the document into the proper electronic format for filing on Edgar, which resulted in some of the numbers being hidden in the table that made up the balance sheet. This was also the cause of the apparent omission on the Statement of Stockholders’Equity of the net loss for the period ended July 31, 2005. We have corrected both of these errors.

Statement of Loss, page F-4

Comment

4.

The amounts in the columns labeled “July 15, 2004 (date of incorporation) to July 31, 2004” are duplicative of the corresponding amounts in the next-to-last column. Please delete one of the two. Also, revise to delete the quarterly statements of operations for the three months ended June 30, 2005, since interim financial statements are only required for the year-to-date periods by Item 310(b) of Regulation S-B, as well as any cumulative periods required by SFAS 7.

Response

The Company has deleted the duplicated column noted by this comment and has also deleted the quarterly statement of operations for the three months ended June 30, 2005.

Statement of Stockholders’ Equity, page F-8

Comment

5.

Revise to include the net loss for the period ended July 31, 2005.

Response

We have corrected this error. Please see our response to comment #13 above for an explanation of the error.

General

Comment

6.

For future amendments, please provide a letter which clearly addresses each of the staff’s comments, indicating where the change/addition/deletion was made, and providing any other informative data pertaining to the comment.

Response

As you can see from this letter, we have provided this response letter which clearly addresses of the staff’s comments, indicating where the changes were made.

We are hopeful that the Amendment No.3 has sufficiently and adequately responded to the Staff’s comments and that upon completion of your review of this Amendment No. 3, we will be able to work towards an effective date for the registration statement.

Sincerely,

/s/ W. Scott Lawler, Esq.

W. Scott Lawler, Esq.